Short term loans from banking institutions (Details)) - ILS (₪)	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
Overdraft	₪ 2,730	₪ 9,039
Current maturities from long term loans	13,892	37,579
Short term loans from banking institutions	₪ 16,622	₪ 46,618